DERIVATIVE LIABILITY (Details) - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Aug. 30, 2022	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Derivative Liability (Textual)
Derivative liability				$ 2,569,000
Debt discount				2,569,000
Derivative financial liability	$ 238,182	$ 710,389	$ 710,389	407,161
Derivative liability movements				$ 5,128,255
Maturity date	Aug. 30, 2027
Shares of common stock (in Shares)	3,000,000
Exercise price (in Dollars per share)	$ 0.15
Derivative liability credited		$ 84,895	$ 65,046